Goodwill and Intangible Assets, Net - Schedule of Intangible Assets (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 364,298	$ 364,298
Accumulated Amortization	(208,929)	(156,102)
Net Carrying Amount	$ 155,369	208,196
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		364,298	$ 381,806
Accumulated Amortization		(156,102)	(73,852)
Net Carrying Amount		$ 208,196	$ 307,954
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years	10 years
Gross Carrying Amount	$ 67,623	$ 67,623
Accumulated Amortization	(50,558)	(47,177)
Net Carrying Amount	$ 17,065	$ 20,446
Licenses [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		10 years	10 years
Gross Carrying Amount		$ 67,623	$ 85,131
Accumulated Amortization		(47,177)	(45,229)
Net Carrying Amount		$ 20,446	$ 39,902
Internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years	3 years
Gross Carrying Amount	$ 296,675	$ 296,675
Accumulated Amortization	(158,371)	(108,925)
Net Carrying Amount	$ 138,304	$ 187,750
Internal-use software [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)		3 years	3 years
Gross Carrying Amount		$ 296,675	$ 73,601
Accumulated Amortization		(108,925)	(28,623)
Net Carrying Amount		$ 187,750	44,978
Capitalized internal-use software in progress [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			223,074
Net Carrying Amount			$ 223,074